Pension and other post-employment benefits - Schedule of Fair Value of Investments by Asset Category (Details) - Level 1 $ in Thousands	Dec. 31, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan amount	$ 822,837
Defined benefit plan, percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan amount	$ 396,341
Defined benefit plan, percentage	48.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan amount	$ 377,755
Defined benefit plan, percentage	46.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan amount	$ 48,741
Defined benefit plan, percentage	6.00%